DEFERRED TAX ASSETS AND LIABILITIES (Schedule of Unrecognised Deferred Tax Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Deferred Tax Assets And Liabilities [Abstract]
Capital losses	$ 8,293	$ 8,293
Net operating losses	181,136	180,810
US alternative minimum tax credits	1,791	1,791
Other temporary timing differences	19,246	19,246
Unrecognised deferred tax assets	$ 210,466	$ 210,140